UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.  Name and address of issuer:

            MainStay VP Funds Trust
            51 Madison Avenue
            New York, NY  10010
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2.
    The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
    X
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3.  Investment Company Act File Number:        811-03833
    Securities Act File Number:                002-86082

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4(a).Last day of fiscal year for which this Form is filed:      12/31/12

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4(b).___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).___ Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal
          year pursuant to Section 24(f):*                         $216,738,826
    (ii)  Aggregate price of securities redeemed or repurchased
          during the fiscal year: *                                $131,218,446

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to reduce
          registration fees payable to the Commission:                       $0

     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                   $131,218,446
         (v)  Net sales-If Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                 $85,520,380

         (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                            $0

        (vii) Multiplier for determining registration fee (See Instruction C.9):

                                                                    x 0.00013640

        (viii Registration fee due [multiply Item 5(v) by Item 5(vii)]
              enter "0" for no fee is due):                     =     $11,664.98

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6.Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________If there is a number of shares r other units that were registered pursuant to rule 24e-2 remaining unsold at he end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________

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7.Interest due -- if this Form is being filed more than 90 days after the
  end of the issuer's fiscal year (see Instruction D):                       +$0

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8.Total of the amount of the registration fee due plus any interest due
  (line 5(viii) plus line 7):                                        =$11,664.98

*  Except for certain shares of the Bond, Cash Management, DFA / DuPont
   Capital Emerging Markets Equity, Eagle Small Cap Growth, Floating Rate, Government, Growth Equity, High Yield Corporate Bond, International Equity, Janus Balanced, MFS(R) Utilities, Mid Cap Core, T. Rowe Price Equity Income, and Van Eck Global Hard Assets Portfolios, all sales and redemptions of shares of the Fund during the year ended December 31, 2012 were to and from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant to Section 6(b) of the 1933 Act.

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         March 28, 2013

         Method of Delivery:               X_      Wire Transfer
                                          ___      Mail or
         other means

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                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*:                 /s/ Jack R. Benintende
                                           ----------------------
                                           Jack R. Benintende
                                           Treasurer and Principal Financial and
                                           Accounting Officer



Date:  March 28, 2013

*Please print the name and title of the signing officer below the signature.